united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2023

Investor Information: 1-855-525-2151

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Covered Bridge Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Covered Bridge Fund

Semi-Annual Shareholder Letter

03/31/2023

Dear Fellow Shareholders,

The six-month period ended March 31, 2023, saw a recovery in the U.S. equity markets as inflation appeared to peak, interest rates started to level off at higher levels and the economy continued to grow, albeit at a slow pace. In this environment, the Covered Bridge Fund (TCBIX) performed well on an absolute and relative basis and was up 14.42% versus S&P 500 which was up 15.62%. The six-month period was composed of two very different quarters, with the fourth quarter of 2022 continuing to see strong performance in dividend and value-oriented equity strategies, and the first quarter of 2023 reversing that trend with a return to a much narrower growth oriented market.

Although we believe inflation has appeared to peak, higher interest rates and increased volatility have remained. These are important components of option pricing and are having a positive effect on option prices allowing greater income to be earned from the option premiums received.

In the recent six-month period, we have seen leadership in the market change hands several times as shareholders digest the economic environment. Over this period, the Federal Reserve raised rates an astonishing four times in their effort to curb inflation, which is still far above their long-term target of 2%. The rapid increase in rates coupled by an inverted yield curve sent waves of turbulence through all asset markets. The most notable disruption was in the banking industry. While the Fund did not own the troubled banks taken over by the FDIC, there was a modest allocation to regional banks such as Truist Financial Corporation and U.S. Bancorp. Even though the Financial sector was among the weakest performing areas of the market, JPMorgan Chase & Co. stood out as one of the best performing stocks in the Fund over the six-month period ended March 31, 2023. This further illustrates the importance of diversification and, in the case of JPMorgan, the impact an excellent management team can have in a difficult environment.

The Information Technology sector had a difficult year in 2022 but many of these companies rebounded significantly in the first quarter of 2023. The best performing stock in the Fund overall was Oracle Corporation. Among the best performing stocks in the Fund were also Intel Corporation, Analog Devices Inc. and Microsoft Corporation. We expect Technology to be a main driver of growth in the economy over the next business cycle, but we anticipate further volatility in these names in the foreseeable future. As a result, we plan to keep our exposure underweight the S&P 500 and remain well diversified.

We remain very encouraged by the opportunity that lies ahead given the performance of high dividend-paying value-oriented securities, the rise in interest rates and the increase in volatility. These factors may allow the Fund to generate much greater income from option premiums going forward. In fact, the Fund continued to receive more premium income during the six-month period than it had in the past. Interest rates around the world have risen from exceptionally low levels but remain below the income level that can be generated from a disciplined call overwriting strategy. This should allow the Fund to continue to be an attractive alternative income solution for investors for years to come.

The Fund plans to stick to its discipline of buying what we believe to be good large capitalization companies that pay above average dividends and overwriting approximately half of each position.

Thank you for being a Covered Bridge Fund shareholder.

Sincerely,

John Schonberg, CFA &

Michael Dashner, CFA

	3M	YTD Return	1Y	3Y	5Y	Since Inception 10/1/2013
TCBIX	0.58%	0.58%	-2.79%	14.19%	6.49%	6.76%
TCBAX	0.51%	0.51%	-3.03%	13.94%	6.22%	6.49%
TCBAX With Load*	-4.79%	-4.79%	-8.10%	11.93%	5.07%	5.89%
BMX Index	5.95%	5.95%	-6.86%	12.25%	4.25%	5.97%
Russell 1000 Value Index	1.01%	1.01%	-5.91%	17.93%	7.50%	8.74%
S&P 500 Index	7.50%	7.50%	-7.73%	18.60%	11.19%	11.89%

*	Maximum Sales Charge of 5.25%

There is no assurance that the Fund will achieve its investment objectives.

The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until February 1, 2024 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) do not exceed 1.65% and 1.40% of the Fund’s average daily net assets for its Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the

Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Board only on 60 days’ written notice to the adviser. Please review the Fund’s prospectus for more information regarding the fund’s fees and expenses. Maximum Sales Charge of 5.25% for Class A shares. Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed may be worth more or less than their original cost. For performance information current to the most recent month-end, please call 855-525-2151

Important Definitions:

The Russell 1000 Index: a subset of the Russell 3000 Index, represents the 1000 top companies by market capitalization in the United States. The BXM: tracks the performance of a hypothetical covered call strategy on the S&P 500 Index. The S&P 500 Index: is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The referenced indices are shown for general market comparisons and are not meant to represent the Fund.

Mutual funds involve risk including the possible loss of principal. There is no assurance that the fund will achieve its investment objectives. Investments in foreign securities could subject the Fund to greater risks including currency fluctuation, economic conditions, and different governmental and accounting standards. Higher portfolio turnover will result in higher transactional and brokerage costs. Selling covered call options will limit the Fund’s gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Covered Bridge Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.THECOVEREDBRIDGEFUND.com or by calling +1-855-525-2151. The prospectus should be read carefully before investing. The Covered Bridge Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Stonebridge Capital Advisors, LLC is not affiliated with Northern Lights Distributors, LLC. 7392-NLD 05/09/2023

The Covered Bridge Fund

Portfolio Review (Unaudited)

March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception *
The Covered Bridge Fund:
Class A without Load	14.32%	(3.03)%	6.22%	6.49%
Class A with load	8.27%	(8.10)%	5.07%	5.89%
Class I	14.42%	(2.79)%	6.49%	6.76%
S&P 500 Total Return Index **	15.62%	(7.73)%	11.19%	11.89%

*	The Fund’s inception date was October 1, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Returns for periods greater than one year are annualized. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until February 1, 2024, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) will not exceed 1.65% and 1.40%, respectively for Class A and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses per its prospectus dated February 1, 2023, including underlying funds, are 1.67% for Class A and 1.42% for Class I. Class A shares are subject to a maximum sales charge imposed on purchases of 5.25%. Class A and Class I shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 90 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-855-525-2151.

The Covered Bridge Fund

Portfolio Review (Unaudited) (Continued)

March 31, 2023

Portfolio Composition as of March 31, 2023

Breakdown by Sector

Percent of Net Assets
Common Stocks	95.7%
Technology	23.7%
Financials	12.4%
Consumer Staples	10.7%
Health Care	9.1%
Consumer Discretionary	8.1%
Materials	7.4%
Energy	6.9%
Industrials	6.8%
Communications	5.6%
Utilities	4.1%
Real Estate	0.9%
Call Options Purchased	0.3%
Short-term Investments	3.4%
Call Options Written	(1.5)%
Other Assets Less Liabilities	2.1%
Net Assets	100.0%
Breakdown by Country

Percent of
Net Assets
Common Stocks	95.7%
United States	87.5%
Ireland	3.5%
Canada	3.2%
Bermuda	1.5%
Call Options Purchased	0.3%
Short-term Investments	3.4%
Call Options Written	(1.5)%
Other Assets Less Liabilities	2.1%
Net Assets	100.0%

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7%
	AEROSPACE & DEFENSE - 2.9%
12,000	Huntington Ingalls Industries, Inc.^	$2,484,240
12,500	Raytheon Technologies Corporation^	1,224,125
		3,708,365
	APPAREL & TEXTILE PRODUCTS - 0.6%
6,000	NIKE, Inc., Class B^	735,840

	ASSET MANAGEMENT - 1.9%
3,500	BlackRock, Inc.^(a)	2,341,920

	BANKING - 9.6%
60,000	Citigroup, Inc. (a)	2,813,400
30,000	JPMorgan Chase & Company	3,909,300
60,000	Truist Financial Corporation	2,046,000
60,000	US Bancorp	2,163,000
30,000	Wells Fargo & Company^(a)	1,121,400
		12,053,100
	BIOTECH & PHARMA - 7.2%
15,000	Gilead Sciences, Inc.^	1,244,550
27,500	Johnson & Johnson^	4,262,500
86,600	Pfizer, Inc.^	3,533,280
		9,040,330
	CHEMICALS - 4.3%
20,000	Avery Dennison Corporation^	3,578,600
25,000	Nutrien Ltd.	1,846,250
		5,424,850
	DIVERSIFIED INDUSTRIALS - 2.1%
4,000	Eaton Corp plc^	685,360
10,000	Honeywell International, Inc.^ (a)	1,911,200
		2,596,560
	ELECTRIC UTILITIES - 4.1%
29,900	CenterPoint Energy, Inc.^	880,854
50,000	Dominion Energy, Inc.^	2,795,500
15,000	Duke Energy Corporation	1,447,050
		5,123,404

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	FOOD - 3.8%
30,000	Conagra Brands, Inc.^	$1,126,800
45,000	Hormel Foods Corporation^(a)	1,794,600
50,000	Kraft Heinz Company^	1,933,500
		4,854,900
	HOME & OFFICE PRODUCTS - 3.7%
60,000	Leggett & Platt, Inc.	1,912,800
125,000	Newell Brands, Inc.^	1,555,000
9,000	Whirlpool Corporation^(a)	1,188,180
		4,655,980
	INSURANCE - 1.0%
15,000	Prudential Financial, Inc.^	1,241,100

	LEISURE PRODUCTS - 1.7%
40,000	Hasbro, Inc.^ (a)	2,147,600

	MEDICAL EQUIPMENT & DEVICES - 1.9%
30,000	Medtronic plc^	2,418,600

	METALS & MINING - 3.1%
120,000	Barrick Gold Corporation^	2,228,400
35,000	Newmont Corporation^(a)	1,715,700
		3,944,100
	OIL & GAS PRODUCERS - 6.6%
40,000	Chesapeake Energy Corporation(a)	3,041,600
12,000	Chevron Corporation^	1,957,920
20,000	EOG Resources, Inc.^	2,292,600
9,000	Exxon Mobil Corporation^	986,940
		8,279,060
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
15,000	Baker Hughes Company^	432,900

	REIT — 1.0%
40,000	Weyerhaeuser Company^	1,205,200

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	RETAIL - CONSUMER STAPLES - 2.8%
60,000	Walgreens Boots Alliance, Inc.^ (a)	$2,074,800
10,000	Walmart, Inc.^ (a)	1,474,500
		3,549,300
	RETAIL - DISCRETIONARY - 2.1%
9,000	Home Depot, Inc.^	2,656,080

	SEMICONDUCTORS - 8.9%
8,000	Analog Devices, Inc.^	1,577,760
120,000	Intel Corporation^(a)	3,920,400
13,000	Microchip Technology, Inc. (a)	1,089,140
36,000	QUALCOMM, Inc.^ (a)	4,592,880
		11,180,180
	SOFTWARE - 4.5%
10,000	Microsoft Corporation^	2,883,000
30,000	Oracle Corporation^(a)	2,787,600
		5,670,600
	TECHNOLOGY HARDWARE - 7.2%
10,000	Apple, Inc.^	1,649,000
70,000	Cisco Systems, Inc. (a)	3,659,250
70,000	Juniper Networks, Inc.^	2,409,400
20,000	Seagate Technology Holdings plc^	1,322,400
		9,040,050
	TECHNOLOGY SERVICES - 3.1%
30,000	International Business Machines Corporation	3,932,700

	TELECOMMUNICATIONS - 5.5%
160,000	AT&T, Inc.	3,080,000
101,000	Verizon Communications, Inc.^ (a)	3,927,890
		7,007,890
	TOBACCO & CANNABIS - 1.4%
40,000	Altria Group, Inc.	1,784,800

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8%
12,000	United Parcel Service, Inc., Class B^	$2,327,880

	WHOLESALE - CONSUMER STAPLES - 2.6%
20,000	Bunge Ltd.^	1,910,400
18,000	Sysco Corporation^	1,390,140
		3,300,540

	TOTAL COMMON STOCKS (Cost $133,667,015)	120,653,829

	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
3,688,046	First American Treasury Obligations Fund, Class X, Class X, 4.72%(b)	3,688,046
535,085	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.64%(b)	535,085
	TOTAL MONEY MARKET FUNDS (Cost $4,223,131)	4,223,131

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,223,131)	4,223,131

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED* - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
500	SPDR S&P 500 ETF Trust	04/21/2023	$396	$20,469,500	114,000
500	SPDR S&P 500 ETF Trust	05/19/2023	396	20,469,500	278,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,145,229)				392,000

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,145,229)				392,000

	TOTAL INVESTMENTS - 99.4% (Cost $139,035,375)				$125,268,960
	CALL OPTIONS WRITTEN - (1.4)% (Premiums Received - $1,141,239)				(1,774,011)
	PUT OPTIONS WRITTEN - (0.1)% (Premiums Received - $184,825)				(60,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%				2,601,204
	NET ASSETS - 100.0%				$126,035,403

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.5)%
	CALL OPTIONS WRITTEN - (1.4)%
30	Analog Devices, Inc.	04/21/2023	$190	$591,660	$29,160
50	Apple, Inc.	04/21/2023	155	824,500	55,000
50	Avery Dennison Corporation	04/21/2023	170	894,650	55,000
150	Baker Hughes Company	04/21/2023	27	432,900	33,900
300	Barrick Gold Corporation	04/21/2023	18	557,100	27,300
10	BlackRock, Inc.	04/21/2023	630	669,120	45,700
60	Bunge Ltd.	04/21/2023	98	573,120	9,600
150	CenterPoint Energy, Inc.	04/21/2023	29	441,900	13,875
60	Chevron Corporation	04/21/2023	155	978,960	59,040
350	Cisco Systems, Inc.	04/21/2023	50	1,829,625	82,250
150	Conagra Brands, Inc.	04/21/2023	36	563,400	29,850
100	Dominion Energy, Inc.	04/21/2023	58	559,100	5,500
40	Eaton Corp plc	04/21/2023	165	685,360	32,800
100	EOG Resources, Inc.	04/21/2023	106	1,146,300	94,500
45	Exxon Mobil Corporation	04/21/2023	101	493,470	42,075
75	Gilead Sciences, Inc.	04/21/2023	78	622,275	44,062
100	Hasbro, Inc.	04/21/2023	48	536,900	64,700
20	Home Depot, Inc.	04/21/2023	285	590,240	24,600
50	Honeywell International, Inc.	04/21/2023	190	955,600	19,550
100	Hormel Foods Corporation	04/21/2023	38	398,800	20,000
30	Huntington Ingalls Industries, Inc.	04/21/2023	200	621,060	27,750
300	Intel Corporation	04/21/2023	29	980,100	117,000
50	Johnson & Johnson	04/21/2023	153	775,000	22,350
250	Juniper Networks, Inc.	04/21/2023	31	860,500	84,500
100	Juniper Networks, Inc.	04/21/2023	32	344,200	24,000
100	Kraft Heinz Company	04/21/2023	38	386,700	14,300
100	Kraft Heinz Company	04/21/2023	38	386,700	10,500
80	Medtronic plc	04/21/2023	78	644,960	24,400
60	Microchip Technology, Inc.	04/21/2023	80	502,680	30,600
30	Microsoft Corporation	04/21/2023	280	864,900	36,900
250	Newell Brands, Inc.	04/21/2023	11	311,000	38,125
150	Newmont Corporation	04/21/2023	48	735,300	36,900
60	NIKE, Inc.	04/21/2023	122	735,840	20,100
150	Oracle Corporation	04/21/2023	88	1,393,800	83,100
116	Pfizer, Inc.	04/21/2023	40	473,280	15,544
150	Pfizer, Inc.	04/21/2023	41	612,000	14,850
50	Prudential Financial, Inc.	04/21/2023	78	413,700	29,400
60	QUALCOMM, Inc.	04/21/2023	124	765,480	35,100
50	Raytheon Technologies Corporation	04/21/2023	95	489,650	19,150
100	Seagate Technology Holdings plc	04/21/2023	60	661,200	65,000
90	Sysco Corporation	04/21/2023	75	695,070	23,400
60	United Parcel Service, Inc.	04/21/2023	185	1,163,940	60,780
200	Verizon Communications, Inc.	04/21/2023	38	777,800	20,800
200	Walgreens Boots Alliance, Inc.	04/21/2023	33	691,600	43,600
50	Walmart, Inc.	04/21/2023	140	737,250	40,600
150	Wells Fargo & Company	04/21/2023	38	560,700	20,250
100	Weyerhaeuser Company	04/21/2023	30	301,300	9,000

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Contracts(c) (continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (1.5)%
	CALL OPTIONS WRITTEN - (1.4)% (Continued)
45	Whirlpool Corporation	04/21/2023	$130	$594,090	$17,550
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,141,239)				1,774,011

	PUT OPTIONS WRITTEN — (0.1)%
250	SPDR S&P 500 ETF Trust	05/19/2023	376	10,234,750	60,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $184,825)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $1,326,064)				$1,834,761

ETF - Exchange-Traded Fund

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

*	Non-Income producing security.

^	Security is subject to written call options.

(a)	All or portion of the security is pledged as collateral for written options.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments in Securities at Value (cost $139,035,375)	$125,268,960
Cash - Options Collateral Account	56,515
Deposits with Broker for Options Written	2,478,516
Dividend and Interest Receivable	166,206
Receivable for Fund Shares Sold	7,554
Prepaid Expenses and Other Assets	48,061
Total Assets	128,025,812

Liabilities:
Options Written, at value (premiums received $1,326,064)	1,834,761
Investment Advisory Fees Payable	65,456
Payable to Related Parties	49,652
Distribution (12b-1) Fees Payable	3,835
Accrued Expenses and Other Liabilities	36,705
Total Liabilities	1,990,409

Net Assets	$126,035,403

Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest authorized; (1,989,325 shares of beneficial interest outstanding)	$18,319,463
Net Asset Value and Redemption Price Per Share (a) ($18,319,463/1,989,325 shares of beneficial interest outstanding)	$9.21
Offering Price Per Share ($8.42/0.9475)	$9.72

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; (11,766,928 shares of beneficial interest outstanding)	$107,715,940
Net Asset Value, Offering and Redemption Price Per Share (a) ($107,715,940/11,766,928 shares of beneficial interest outstanding)	$9.15

Composition of Net Assets:
Paid-in-Capital	$136,056,471
Accumulated Losses	(10,021,068)
Net Assets	$126,035,403

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

Investment Income:
Dividend Income (Less $7,795 Foreign Taxes)	$1,933,257
Interest Income	27,853
Total Investment Income	1,961,110

Expenses:
Investment Advisory Fees	616,350
Administration Fees	98,057
Interest Expense	52,327
Third Party Administrative Servicing Fees	43,665
Transfer Agent Fees	32,650
Fund Accounting Fees	26,145
Distribution (12b-1) Fees - Class A	21,799
Registration & Filing Fees	20,943
Legal Fees	15,173
Chief Compliance Officer Fees	12,677
Audit Fees	8,976
Custody Fees	8,539
Printing Expense	8,538
Trustees’ Fees	7,578
Insurance Expense	1,845
Miscellaneous Expenses	3,868
Total Expenses	979,130
Less: Fee Waived by Adviser	(41,353)
Net Expenses	937,777
Net Investment Income	1,023,333

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments and Options Purchased	3,260,490
Options Written	3,592,058
Total Net Realized Gain	6,852,548

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	8,127,507
Options Written	(660,741)
Foreign Currency Translations	30
Total Net Change in Unrealized Appreciation	7,466,796

Net Realized and Unrealized Gain on Investments	14,319,344

Net Increase in Net Assets Resulting From Operations	$15,342,677

See accompanying notes to financial statements.

The Covered Bridge Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$1,023,333	$1,587,201
Net Realized Gain	6,852,548	8,505,705
Net Change in Unrealized Appreciation (Depreciation)	7,466,796	(19,140,987)
Net Increase (Decrease) in Net Assets Resulting From Operations	15,342,677	(9,048,081)

Distributions to Shareholders From:
Distributable Earnings
Class A ($0.41 and $0.72, respectively)	(789,250)	(1,188,634)
Class I ($0.42 and $0.74, respectively)	(4,813,274)	(7,365,604)
Net Decrease in Net Assets From Distributions to Shareholders	(5,602,524)	(8,554,238)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (306,432 and 206,877 shares, respectively)	2,895,804	2,016,099
Distributions Reinvested (84,131 and 122,985 shares, respectively)	776,187	1,166,539
Redemption Fee Proceeds	569	282
Cost of Shares Redeemed (150,587 and 211,273 shares, respectively)	(1,397,337)	(2,057,135)
Total Class A	2,275,223	1,125,785

Class I
Proceeds from Shares Issued (1,421,002 and 2,488,148 shares, respectively)	13,247,791	24,584,609
Distributions Reinvested (416,010 and 616,714 shares, respectively)	3,812,466	5,797,694
Redemption Fee Proceeds	3,450	1,653
Cost of Shares Redeemed (947,351 and 1,376,620 shares, respectively)	(8,837,562)	(13,474,313)
Total Class I	8,226,145	16,909,643

Net Increase in Net Assets from Capital Share Transactions	10,501,368	18,035,428

Total Increase in Net Assets	20,241,521	433,109

Net Assets:
Beginning of Period	105,793,882	105,360,773
End of Period	$126,035,403	$105,793,882

See accompanying notes to financial statements.

The Covered Bridge Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$8.42		$9.82	$7.71	$9.48	$10.60	$10.46
Increase (Decrease) From Operations:
Net investment income (1)	0.07		0.12	0.12	0.13	0.16	0.12
Net realized and unrealized gain (loss) on Investments	1.13		(0.80)	2.64	(1.40)	0.03	0.75
Total from operations	1.20		(0.68)	2.76	(1.27)	0.19	0.87

Less Distributions:
From net investment income	(0.06)		(0.12)	(0.11)	(0.09)	(0.16)	(0.10)
From net realized gain	(0.35)		(0.60)	(0.54)	(0.30)	(1.15)	(0.63)
From return of capital	—		—	—	(0.11)	—	—
Total Distributions	(0.41)		(0.72)	(0.65)	(0.50)	(1.31)	(0.73)

Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$9.21		$8.42	$9.82	$7.71	$9.48	$10.60

Total Return (2)	14.32	% (6)	(7.61)%	35.96%	(13.71)%	2.58%	8.73%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,319		$14,730	$16,009	$11,313	$14,822	$16,408
Ratio of expenses to average net assets:
before reimbursement (4)	1.80	% (5)	1.67%	1.73%	1.79%	1.79%	1.80%
net of reimbursement	1.73	% (5)	1.67%	1.69%	1.70%	1.75%	1.73%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.72	% (5)	1.65%	1.69%	1.74%	1.69%	1.72%
net of reimbursement	1.65	% (5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets	1.45	% (5)	1.18%	1.20%	1.49%	1.72%	1.15%
Portfolio turnover rate	77	% (6)	147%	232%	204%	159%	186%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of sales loads and redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$8.37		$9.77	$7.68	$9.44	$10.56	$10.44
Increase (Decrease) From Operations:
Net investment income (1)	0.08		0.14	0.14	0.15	0.19	0.15
Net realized and unrealized gain (loss) on Investments	1.12		(0.80)	2.63	(1.38)	0.02	0.75
Total from operations	1.20		(0.66)	2.77	(1.23)	0.21	0.90

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.14)	(0.12)	(0.18)	(0.15)
From net realized gain	(0.35)		(0.60)	(0.54)	(0.30)	(1.15)	(0.63)
From return of capital	—		—	—	(0.11)	—	—
Total Distributions	(0.42)		(0.74)	(0.68)	(0.53)	(1.33)	(0.78)

Paid in capital from redemption fees (1), (3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$9.15		$8.37	$9.77	$7.68	$9.44	$10.56

Total Return (2)	14.42	% (6)	(7.40)%	36.23%	(13.42)%	2.86%	8.99%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107,716		$91,064	$89,352	$70,696	$73,296	$62,058
Ratio of expenses to average net assets:
before reimbursement (4)	1.55	% (5)	1.42%	1.48%	1.54%	1.54%	1.55%
net of reimbursement	1.48	% (5)	1.42%	1.44%	1.45%	1.50%	1.48%
Ratio of expenses to average net assets, excluding interest expense:
before reimbursement (4)	1.47	% (5)	1.40%	1.44%	1.49%	1.44%	1.47%
net of reimbursement	1.40	% (5)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.69	% (5)	1.43%	1.46%	1.74%	1.97%	1.40%
Portfolio turnover rate	77	% (6)	147%	232%	204%	159%	186%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Amount is less than $.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 90 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) No. 2013-08.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider the following factors, among others, to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$120,653,829	$—	$—	$120,653,829
Short-Term Investments	4,223,131	—	—	4,223,131
Put Options Purchased	392,000	—	—	392,000
Total	$125,268,960	$—	$—	$125,268,960
Liabilities
Call Options Written	$(1,774,011)	$—	$—	$(1,774,011)
Put Options Written	(60,750)	—	—	(60,750)
Total	$(1,834,761)	$—	$—	$(1,834,761)

The Fund did not hold any Level 3 securities during the six months ended March 31, 2023.

*	Please refer to the Schedule of Investments for Industry Classification.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2023:

Derivative		Location on the Statement of Assets
Investments Type	Risk	and Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$392,000
Options Written	Equity	Options Written, at value	(1,834,761)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended March 31, 2023:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments and Options Purchased	$(786,292)
Options Written	Equity	Net Realized Gain on Options Written	3,592,058
Options Purchased	Equity	Net Change in Unrealized Depreciation on Investments and Options Purchased	492,680
Options Written	Equity	Net Change in Unrealized Depreciation on Options Written	(660,741)

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2020 – September 30, 2023, or expected to be taken in the Fund’s September 30, 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. As of March 31, 2023, the Fund held $56,515 in cash at U.S. Bank, N.A. and $2,478,516 in cash at Interactive Brokers.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets. For the six months ended March 31, 2023, the Adviser earned management fees of $616,350.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

the Adviser))) at least until February 1, 2024, so that the total annual operating expenses of the Fund do not exceed 1.65% and 1.40% of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived. During the six months ended March 31, 2023, the Adviser waived $41,353 in fees pursuant to its contractual agreement.

As of March 31, 2023, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2023	2024	2025	Total
$77,832	$42,633	$—	$120,465

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. For the six months ended March 31, 2023, pursuant to the Plan, the Fund paid $21,799. No such fees are payable with respect to Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended March 31, 2023, the Distributor received $100,711 in underwriting commissions for sales of Class A shares, of which $16,933 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2023, amounted to $100,611,936 and $87,013,186, respectively.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The Fund received redemption fees of $4,019 and $1,935, for the six months ended March 31, 2023, and the year ended September 30, 2022, respectively.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2023, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$137,856,085	$2,134,587	$(16,556,473)	$(14,421,886)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$8,554,238	$6,971,389
	$8,554,238	$6,971,389

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$2,193,791	$—	$—	$—	$(66,221)	$(21,888,791)	$(19,761,221)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended September 30, 2022, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2022, as follows:

Paid
In	Accumulated
Capital	Loss
$256,410	$(256,410)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, Charles Schwab & Co, Inc., accounts holding shares for the benefit of others in nominee name, held approximately 43% of the voting securities of the Fund’s Class I shares. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Covered Bridge Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period
	(10/1/22)	(3/31/23)	(10/1/22 to 3/31/23)*
Actual
Class A	$1,000.00	$1,143.20	$9.24
Class I	$1,000.00	$1,144.20	$7.91
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.31	$8.70
Class I	$1,000.00	$1,017.55	$7.44

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 1.73% and 1.48% for Class A and Class I, respectively, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

The Covered Bridge Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023

Change in Independent Registered Public Accounting Firm

On March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended September 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended September 30, 2022, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On May 24, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.

During the fiscal year ended September 30, 2022, and during the subsequent interim period through March 6, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-525-2151.

INVESTMENT ADVISER
Stonebridge Capital Advisors, LLC
2550 University Avenue West, Suite 180 South
Saint Paul, Minnesota 55114

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

COVERB-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in Registrant’s Independent Public Accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/5/23